UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman, Sachs & Co.	Dechert LLP
200 West Street	200 Clarendon Street
New York, New York 10282	27th Floor
Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2013

Retirement Portfolio Completion Fund

Goldman Sachs Retirement Portfolio

Completion Fund

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Investment Process	2

Portfolio Management Discussions and Performance Summaries	3

Schedule of Investments	8

Financial Statements	13

Financial Highlights	16

Notes to the Financial Statements	18

Other Information	28

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s Prospectus.

The Goldman Sachs Retirement Portfolio Completion Fund is designed to provide retirement investors of all ages with access to the following asset classes that are typically underrepresented in retirement savings portfolios (the “Underlying Asset Classes”): U.S. inflation linked government bonds, global real estate investment trusts (“global REITs”), commodities, emerging markets equity, emerging markets sovereign credit, North American high yield corporate credit and Hedge Fund Industry Beta (i.e., the component of hedge fund returns that is attributable to market risk exposure, rather than manager skill).

Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risk of default by a counterparty; and liquidity risk. Over-the-counter transactions are subject to less government regulation and supervision. The Fund’s equity investments are subject to market risk, which means that the value of its investments may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Investments in fixed income securities are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. The market value of inflation protected securities is not guaranteed, and will fluctuate in response to changes in real interest rates. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The Fund’s investments in other investment companies (including exchange-traded funds and money market funds) and publicly-traded partnerships (“PTPs”) subject it to additional expenses. Risks of PTPs may include potential lack of liquidity and limitations on voting and distribution rights. Foreign and emerging market securities may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and adverse economic or political developments. At times, the Fund may be unable to sell certain of its illiquid portfolio investments without a substantial drop in price, if at all. The Fund is “non-diversified” and may be more susceptible than “diversified” funds to adverse developments affecting any single issuer held in its portfolio and to greater losses because of these developments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

What Differentiates Goldman Sachs Retirement

Portfolio Completion Fund’s Investment Process?

The Fund is designed to provide retirement investors of all ages with access to certain asset classes that are typically underrepresented in retirement savings portfolios (the “Underlying Asset Classes”). Our investment process is driven by three main objectives: broad diversification in a single fund, lower expected volatility and inflation protection and cost efficiency through passive implementation of most asset classes.

■	Comprehensive evaluation of a range of asset classes based on the following investment criteria — under-representation in a typical retirement investor’s portfolio, liquidity of the asset class, tax suitability, correlation with inflation, correlation with core asset classes, strong historical performance and efficient implementation.

■	The Fund uses a risk parity approach for portfolio construction, targeting roughly equal contribution to overall risk from each Underlying Asset Class, and adjusting over time as market conditions evolve.

■	To ensure diversification, we place minimum and maximum allocation constraints on all asset classes within the portfolio.

■	Passive exposure to most of the Underlying Asset Classes means lower transaction costs, reduced manager selection risk and access to Goldman Sachs Asset Management, L.P.‘s (“GSAM”) expertise in replicating index exposure for alternative asset classes.

■	GSAM has created a proprietary performance benchmark, the Retirement Portfolio Completion Benchmark (the “RPC Benchmark”)[2], that is externally calculated by a third party and seeks to provide a means of measuring the performance of the Underlying Asset Classes, collectively, and the Fund.

Diversification does not protect an investor from market risk and does not ensure a profit.

[1]	With the exception of the Hedge Fund Industry Beta asset class, the Fund employs a passive investment approach with respect to achieving exposure to its Underlying Asset Classes. GSAM determines the allocations to each asset class. It then employs a passive investment approach with respect to achieving exposure to those asset classes (other than Hedge Fund Industry Beta). That is, GSAM utilizes an index as a reference for making investments in the asset classes (other than Hedge Fund Industry Beta) and does not attempt to exceed the performance of these indices.

[2]	The Retirement Portfolio Completion Benchmark (the “RPC Benchmark”) is proprietary to GSAM and employs a rules-based methodology that is similar to that used to manage the Fund. Its methodology, construction, component indices and/or weightings assigned to component indices may change from time to time at the discretion of GSAM. One of the component indices of the RPC Benchmark is the Goldman Sachs Absolute Return Tracker Index (“GS-ART Index”). An affiliate of GSAM is the sponsor of the GS-ART Index, and the Quantitative Investment Strategies (“QIS”) team, which manages the Fund, also manages the algorithm used by the GS-ART Index.

PORTFOLIO RESULTS

Goldman Sachs Retirement Portfolio

Completion Fund

Investment Objective and Principal Strategy

The Fund seeks long-term capital appreciation. It is designed to provide retirement investors of all ages (i.e., both those who are approaching or planning for retirement and those who are currently retired) with access to certain asset classes that are typically underrepresented in retirement savings portfolios (the “Underlying Asset Classes”). The Fund may also be used by non-retirement investors seeking exposure to the Underlying Asset Classes. The Underlying Asset Classes are U.S. inflation linked government bonds, global real estate investment trusts (“global REITs”), commodities, emerging markets equities, emerging markets sovereign credit, North American high yield corporate credit and hedge fund industry beta (i.e., the component of hedge fund returns that is attributable to market risk exposure, rather than manager skill). The Fund’s Investment Adviser believes that the Underlying Asset Classes may provide return, risk and correlation characteristics complementary to a portfolio of more traditional investments, such as large-cap equities or investment grade fixed income. The Fund currently intends to gain exposure to the Underlying Asset Classes through the use of certain securities and derivatives, and its assets will be allocated among the Underlying Asset Classes according to a proprietary rules-based, quantitative methodology.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Retirement Portfolio Completion Fund’s (the “Fund”) performance and positioning for the six-month period ended April 30, 2013 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 3.55%, 3.12%, 3.65%, 3.61% and 3.42%, respectively. These returns compare to the 8.88% cumulative total return of the Fund’s blended benchmark, which is comprised 60% of the S&P® 500 Index (with dividends reinvested) and 40% of the Barclays U.S. Aggregate Bond Index (with all income reinvested), during the same period. The S&P® 500 Index and the Barclays U.S. Aggregate Bond Index generated cumulative total returns of 14.42% and 0.90%, respectively, during the Reporting Period.

The Fund also uses a proprietary benchmark, the Goldman Sachs Retirement Portfolio Completion Benchmark (“RPC Benchmark”), which generated a cumulative total return of 3.77% during the Reporting Period. At the end of the Reporting Period, the RPC Benchmark was comprised of the following indexes: Dow Jones Global Select Real Estate Securities Index (6%), Barclays U.S. Government Inflation-Linked Bond Index (20%), Dow Jones Emerging Markets Index (6%), Dow Jones-UBS Roll Select Commodity Index (10%), Markit CDX North American High Yield (18%), Markit CDX Emerging Markets (20%) and Goldman Sachs Absolute Return Tracker Index (20%).

Q	What economic and market factors most influenced the equity and fixed income markets as a whole during the Reporting Period?

A	Developed equity markets overall advanced during the first two months of the Reporting Period, even as concerns about the U.S. budget crisis contributed to slightly negative performance by U.S. stocks. During the first four months of 2013, developed equity markets continued to record gains, as positive macroeconomic data in the major developed economies reduced fears of a global slowdown. In the U.S., the equity market advanced, as Congress had reached a resolution on the fiscal cliff and in response to continued economic stimulus measures around the world. The Federal Reserve (the “Fed”) had extended its third round of quantitative easing, dubbed “QE3,” through which it would buy $45 billion in 10-year U.S. Treasury securities each month in addition to $40 billion in monthly purchases of mortgage-backed securities. In Europe, investors seemed encouraged by the European Central Bank’s bond-buying program, which eased financial stress in the Eurozone. Japanese equities rallied significantly after the election of Shinzo Abe as Prime Minister in December 2012 and with subsequent moves by the Bank of Japan to pursue monetary stimulus. In the first quarter of 2013, the Tokyo Stock Exchange’s Tokyo Stock Price Index (or, TOPIX) rose 21.59%.

PORTFOLIO RESULTS

Emerging markets equities performed well during the first two months of the Reporting Period, largely as a result of improved investor risk appetite, though they declined slightly during the first quarter of 2013. For the Reporting Period overall, the Dow Jones Emerging Markets Index, a measure of the performance of emerging markets equities, returned 6.05%.

Bonds generated mixed results during the Reporting Period on investors’ concern about the health of the global economy. The Barclays U.S. Aggregate Bond Index returned 0.90%, while the Barclays Global Aggregate Bond Index declined -0.81%. U.S. Treasury inflation protected securities (“TIPS”) finished the Reporting Period slightly positive, primarily because of strong performance in April 2013. North American high yield corporate credit and emerging markets sovereign credit performed well, as spreads, or differences in yields, tightened considerably. The Markit CDX North American High Yield 5-Year and Markit CDX Emerging Markets 5-Year indices returned 10.76% and 1.42%, respectively.

Among alternative asset classes, global REITs performed particularly well during the Reporting Period, with the Dow Jones Global Select Real Estate Index generating a return of 18.16%. However, commodities markets retreated, mainly because of large declines in energy and gold prices.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed its blended benchmark during the Reporting Period, largely as a result of its allocation to commodities and its lack of exposure to U.S. equities, which it does not invest in as part of its investment process. The S&P® 500 Index gained 14.42% during the Reporting Period.

On the positive side, the Fund benefited from its strategic allocation to global REITs, North American high yield corporate credit and emerging markets equities. The Fund’s performance was also helped by its allocation to hedge fund industry beta (accomplished through an investment in the Goldman Sachs Absolute Return Tracker Fund). During the Reporting Period, the Goldman Sachs Absolute Return Tracker Fund generated positive results, benefiting from its investments in Japanese and U.S. equities. In addition, the Fund’s allocations to emerging markets bonds and TIPS were advantageous.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund may use derivatives and similar instruments, in addition to buying securities directly, to gain exposure to the Underlying Asset Classes. During the Reporting Period, the Fund used indexed credit default swaps to gain exposure to emerging markets sovereign credit and North American high yield corporate credit. In addition, during the Reporting Period, the Goldman Sachs Absolute Tracker Fund (through which the Fund gains exposure to hedge fund industry beta) used exchange-traded index futures contracts, commodity index-linked structured notes, currency forward contracts, and swap contracts to attempt to enhance portfolio return and for hedging purposes.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	We allocate the Fund’s assets among the Underlying Asset Classes according to a proprietary rules-based, quantitative methodology and then employ a passive investment approach with respect to achieving exposure to those Underlying Asset Classes (other than hedge fund industry beta). The Fund’s Underlying Asset Class allocations are rebalanced semi-annually in September and March. During the March 2013 rebalance, the Fund’s assets were allocated 20% to emerging markets sovereign credit, 20% to hedge fund industry beta and 20% to TIPS. In addition, the rebalance resulted in allocations of 17.9% to North American high yield corporate credit, 10.3% to commodities (accomplished through investments in publicly traded partnerships), 6% to global REITs and 5.8% to emerging markets equities

Q	How was the Fund positioned at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund had 19.8% of its net assets in emerging markets debt and 20.3% in TIPS. It had 20.1% of its net assets in hedge fund industry beta and 17.6% in North American high yield credit. The Fund also had 9.9% of its net assets invested in commodities, accomplished through investments in publicly traded partnerships. In addition, the Fund had 6.5% of its net assets invested in global REITs and 5.8% in emerging markets equities.

Going forward, we continue to have confidence in our systematic investment process. We believe non-traditional asset classes can provide return, risk and correlation characteristics that are complementary to a portfolio of more traditional investments, such as large-cap equities and investment grade fixed income.

FUND BASICS

Retirement Portfolio Completion Fund

as of April 30, 2013

PERFORMANCE REVIEW
November 1, 2012– April 30, 2013	Fund Total Return (based on NAV)[1]	Retirement Portfolio Completion Composite Index[2,4,5]	Retirement Portfolio Completion Benchmark[3]	S&P 500 Index[4]	Barclays U.S. Aggregate Bond Index[5]
Class A	3.55%	8.88%	3.77%	14.42%	0.90%
Class C	3.12	8.88	3.77	14.42	0.90
Institutional	3.65	8.88	3.77	14.42	0.90
Class IR	3.61	8.88	3.77	14.42	0.90
Class R	3.42	8.88	3.77	14.42	0.90

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Retirement Portfolio Completion Composite Index is comprised of the S&P® 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%). The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The Retirement Portfolio Completion Benchmark (“RPC Benchmark”) is proprietary to GSAM and employs a rules-based methodology that is similar to that used to manage the Fund. Its methodology, construction, component indices and/or weightings assigned to component indices may change from time to time at the discretion of the GSAM. As of 4/30/2013, the RPC Benchmark is comprised of the following indices: Dow Jones Global Select Real Estate Securities Index (6%), Barclays U.S. Government Inflation-Linked Bond Index (20%), Dow Jones Emerging Markets Index (6%), Dow Jones-UBS Roll Select Commodity Index (10%), Markit CDX North American High Yield (18%), Markit CDX Emerging Markets (20%) and Goldman Sachs Absolute Return Tracker Index (“GS-ART Index”) (20%). An affiliate of GSAM is the sponsor of the GS-ART Index and the Quantitative Investment Strategies team, which manages the Fund, also manages the algorithm used by the GS-ART Index. See the Fund’s Prospectus for additional details.

The RPC Benchmark is the property of Goldman Sachs Asset Management, which has contracted with S&P Dow Jones Indices LLC or its affiliates (“S&P Dow Jones”) to independently maintain and calculate the RPC Benchmark based on objective pre-agreed methodology. S&P Dow Jones shall have no liability for any errors or omissions in calculating the RPC Benchmark. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, its affiliates or their third party licensors and neither S&P Dow Jones Indices LLC, its affiliates nor their its third party licensors make any representation regarding the advisability of investing in the Fund.

[4]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

[5]	The Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

STANDARDIZED TOTAL RETURNS[6]

For the period ended 3/31/13	Since Inception	Inception Date
Class A	-2.18%	9/28/12
Class C	0.20	9/28/12
Institutional	1.73	9/28/12
Class IR	1.70	9/28/12
Class R	1.50	9/28/12

[6]	The Standardized Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 3.75% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds. com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS[7]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.97%	22.97%
Class C	1.71	23.70
Institutional	0.58	22.57
Class IR	0.76	22.73
Class R	1.23	23.22

[7]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

FUND COMPOSITION[8]
As of April 30, 2013

[8]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s market value. Short-term investments represent repurchase agreements and U.S. Treasury Bills. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – 6.3%
Real Estate Investment Trusts – 5.2%
12	Acadia Realty Trust	$343
15	Alexandria Real Estate Equities, Inc.	1,092
21	American Campus Communities, Inc.	937
34	Apartment Investment & Management Co. Class A	1,058
1,000	Ascendas Real Estate Investment Trust	2,239
23	AvalonBay Communities, Inc.	3,060
3	Befimmo SCA Sicafi	208
164	Beni Stabili SpA	116
35	BioMed Realty Trust, Inc.	788
35	Boston Properties, Inc.	3,830
30	Brandywine Realty Trust	448
20	BRE Properties, Inc.	1,010
220	British Land Co. PLC	2,035
64	BWP Trust	161
20	Camden Property Trust	1,447
1,000	CapitaCommercial Trust	1,392
503	Capital Property Fund	661
147	Capital Shopping Centres Group PLC	783
1,000	CapitaMall Trust	1,886
37	CBL & Associates Properties, Inc.	893
567	CFS Retail Property Trust Group	1,292
1,000	Champion	527
60	Charter Hall Retail	267
4	Cofinimmo	481
20	Colonial Properties Trust	464
19	CommonWealth	424
465	Commonwealth Property Office Fund	559
23	Corio NV	1,065
20	Corporate Office Properties Trust	580
25	CubeSmart	439
31	DCT Industrial Trust, Inc.	243
54	DDR Corp.	990
20	Derwent London PLC	718
1,047	Dexus Property Group	1,252
40	DiamondRock Hospitality Co.	399
28	Digital Realty Trust, Inc.	1,975
30	Douglas Emmett, Inc.	785
59	Duke Realty Corp.	1,041
15	DuPont Fabros Technology, Inc.	377
8	EastGroup Properties, Inc.	505
21	Education Realty Trust, Inc.	231
10	Equity Lifestyle Properties, Inc.	812
16	Equity One, Inc.	408
70	Equity Residential	4,064
9	Essex Property Trust, Inc.	1,413
9	Eurocommercial Properties NV	367
23	Extra Space Storage, Inc.	1,002
15	Federal Realty Investment Trust	1,755
21	First Industrial Realty Trust, Inc.	377
9	Fonciere Des Regions	718
321	Fountainhead Property Trust	339
15	Franklin Street Properties Corp.	229
6	Gecina SA	723
103	General Growth Properties, Inc.	2,340

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
31	Glimcher Realty Trust	$389
332	Goodman Group	1,796
255	Goodman Property Trust	247
380	GPT Group	1,617
71	Great Portland Estates PLC	587
182	Hammerson PLC	1,471
99	HCP, Inc.	5,277
53	Health Care REIT, Inc.	3,973
20	Healthcare Realty Trust, Inc.	600
20	Hersha Hospitality Trust	120
20	Highwoods Properties, Inc.	821
13	Home Properties, Inc.	838
29	Hospitality Properties Trust	853
164	Host Hotels & Resorts, Inc.	2,996
146	Investa Office Fund	497
74	Is Gayrimenkul Yatirim Ortakligi AS	65
1	Japan Retail Fund Investment Corp.	2,370
19	Kilroy Realty Corp.	1,075
92	Kimco Realty Corp.	2,188
410	Kiwi Income Property Trust	413
24	Klepierre	1,018
193	Land Securities Group PLC	2,622
22	LaSalle Hotel Properties	570
29	Liberty Property Trust	1,247
9	LTC Properties, Inc.	418
21	Mack-Cali Realty Corp.	583
1,000	Mapletree Logistics Trust	1,064
10	Mercialys SA	223
10	Mid-America Apartment Communities, Inc.	687
1	Orix JREIT, Inc.	1,354
16	Pebblebrook Hotel Trust	435
14	Pennsylvania Real Estate Investment Trust	290
38	Piedmont Office Realty Trust, Inc. Class A	780
13	Post Properties, Inc.	643
107	ProLogis, Inc.	4,489
5	PS Business Parks, Inc.	399
33	Public Storage, Inc.	5,445
24	Regency Centers Corp.	1,350
100	RioCan Real Estate Investment Trust	2,929
160	Segro PLC	663
39	Senior Housing Properties Trust	1,109
45	Shaftesbury PLC	425
70	Simon Property Group, Inc.	12,465
21	SL Green Realty Corp.	1,905
1	Societe Immobiliere de Location pour l’Industrie et le Commerce	117
9	Sovran Self Storage, Inc.	617
6	Sun Communities, Inc.	307
31	Sunstone Hotel Investors, Inc.*	385
1,000	Suntec Real Estate Investment Trust	1,581
23	Tanger Factory Outlet Centers, Inc.	854
15	Taubman Centers, Inc.	1,283
500	The Link REIT	2,834
31	The Macerich Co.	2,172
57	UDR, Inc.	1,401

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
22	Unibail-Rodamco SE	$5,751
1	United Urban Investment Corp.	1,647
3	Vastned Retail NV	134
69	Ventas, Inc.	5,494
40	Vornado Realty Trust	3,502
16	Washington Real Estate Investment Trust	457
29	Weingarten Realty Investors	988
6	Wereldhave NV	436
493	Westfield Group	5,963
661	Westfield Retail Trust	2,260

		163,037

Real Estate Management & Development – 1.1%
37	Atrium European Real Estate Ltd.	221
1,400	Ayala Land, Inc.	1,106
100	BR Malls Participacoes SA	1,187
200	Brookfield Asset Management, Inc. Class A	7,720
100	Brookfield Office Properties, Inc.	1,841
16	CA Immobilien Anlagen AG*	225
148	Capital & Counties Properties PLC	709
1,000	Capitaland Ltd.	3,050
42	Castellum AB	629
200	Central Pattana PCL	681
34	Fabege AB	368
32	Forest City Enterprises, Inc. Class A*	597
1,000	Global Logistic Properties Ltd.	2,251
81	Globe Trade Centre SA*	201
1,000	Hang Lung Properties Ltd.	3,894
100	Hulic Co. Ltd.	1,112
250	Immofinanz Immobilien Anlagen AG*	1,022
28	IVG Immobilien AG*	24
500	Kerry Properties Ltd.	2,269
100	KLCC Property Holdings Bhd	238
25	Kungsleden AB	175
1	NTT Urban Development Corp.	1,483
9	PSP Swiss Property AG*	845
1,900	SM Prime Holdings, Inc.	924
13	Swiss Prime Site AG*	1,066

		33,838

TOTAL COMMON STOCKS
(Cost $170,866)		$196,875

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 20.0%
United States Treasury Inflation Protected Securities
$10,967	1.250%	04/15/14	$11,195
14,776	2.000	07/15/14	15,413
14,587	1.625	01/15/15	15,330
14,994	0.500	04/15/15	15,538
13,126	1.875	07/15/15	14,195
12,864	2.000	01/15/16	14,126
26,288	0.125	04/15/16	27,562

U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities – (continued)
$14,941	2.500%	07/15/16	$17,030
12,660	2.375	01/15/17	14,563
29,635	0.125	04/15/17	31,561
10,079	2.625	07/15/17	11,967
12,187	1.625	01/15/18	14,049
10,764	1.375	07/15/18	12,482
10,811	2.125	01/15/19	13,066
10,870	1.875	07/15/19	13,199
12,880	1.375	01/15/20	15,241
22,350	1.250	07/15/20	26,547
25,465	1.125	01/15/21	29,929
23,686	0.625	07/15/21	27,068
27,688	0.125	01/15/22	30,150
27,251	0.125	07/15/22	29,751
10,056	0.125	01/15/23	10,858
22,164	2.375	01/15/25	29,832
15,202	2.000	01/15/26	19,970
12,660	2.375	01/15/27	17,475
11,079	1.750	01/15/28	14,328
15,781	3.625	04/15/28	25,011
9,730	2.500	01/15/29	13,833
18,354	3.875	04/15/29	30,316
3,923	3.375	04/15/32	6,434
10,739	2.125	02/15/40	15,635
16,958	2.125	02/15/41	24,833
15,408	0.750	02/15/42	16,739
6,057	0.625	02/15/43	6,340

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $629,786)			$631,566

Shares	Description	Value

Exchange Traded Funds – 15.7%
34	iShares Dow Jones US Real Estate Index Fund	$2,498
11,744	PowerShares DB Commodity Index Tracking Fund*	308,515
54	SPDR Dow Jones International Real Estate ETF	2,490
4,177	Vanguard MSCI Emerging Markets ETF	182,785

TOTAL EXCHANGE TRADED FUNDS
(Cost $513,724)		$496,288

Investment Company(a) – 19.9%
Other Diversifier – 19.9%
67,151	Goldman Sachs Absolute Return Tracker Fund – Institutional Shares
(Cost $613,312)		$627,193

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 29.0%
Repurchase Agreement(b) – 9.5%
Joint Repurchase Agreement Account II
$300,000	0.169%	05/01/13	$300,000

U.S. Treasury Obligation(c) – 19.5%
United States Treasury Bill
616,000	0.000	08/01/13	615,913

TOTAL SHORT-TERM INVESTMENTS
(Cost $915,841)			$915,913

TOTAL INVESTMENTS – 90.9%
(Cost $2,843,529)			$2,867,835

OTHER ASSETS IN EXCESS OF
LIABILITIES – 9.1%			286,851

NET ASSETS – 100.0%			$3,154,686

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Represents Affiliated Funds.
(b)	Joint repurchase agreement was entered into on April 30, 2013. Additional information appears on page 12.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At April 30, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at April 30, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Sold:
CDX Emerging Markets Index 19	$620	5.000%	06/20/18	2.279%	$72,125	$11,627
CDX North America High Yield Index 20	550	5.000	06/20/18	3.639	17,271	19,624
					$89,396	$31,251

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2013, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of May 1, 2013, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$300,000	$300,001	$307,097

REPURCHASE AGREEMENTS — At April 30, 2013, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.170%	$109,712
Deutsche Bank Securities, Inc.	0.170	73,141
Wells Fargo Securities LLC	0.150	7,436
Wells Fargo Securities LLC	0.170	109,711
TOTAL		$300,000

At April 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500% to 7.000%	01/01/24 to 04/01/43
Federal National Mortgage Association	2.000 to 7.000	01/01/17 to 05/01/48
Government National Mortgage Association	3.500 to 4.000	03/20/25 to 11/20/41
U.S. Treasury Bill	0.000	07/05/13
U.S. Treasury Note	3.125	08/31/13

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $2,230,217)	$2,240,642
Investments of affiliated issuers, at value (cost $613,312)	627,193
Cash	10,441
Foreign currencies, at value (cost $375)	377
Receivables:
Collateral on certain derivative contracts(a)	149,359
Reimbursement from investment adviser	63,427
Variation margin on certain derivative contracts	3,804
Dividends and interest	2,224
Deferred offering costs	147,331
Other assets	349
Total assets	3,245,147

Liabilities:
Payables:
Investments purchased	1,136
Amounts owed to affiliates	709
Accrued expenses	88,616
Total liabilities	90,461

Net Assets:
Paid-in capital	3,059,234
Distributions in excess of net investment income	(1,011)
Accumulated net realized gain	40,944
Net unrealized gain	55,519
NET ASSETS	$3,154,686
Net Assets:
Class A	$18,273
Class C	10,260
Institutional	3,105,543
Class IR	10,320
Class R	10,290
Total Net Assets	$3,154,686
Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	1,773
Class C	1,000
Institutional	301,074
Class IR	1,001
Class R	1,000
Net asset value, offering and redemption price per share:(b)
Class A	$10.30
Class C	10.26
Institutional	10.31
Class IR	10.31
Class R	10.29

(a)	Segregated for initial margin on swap transactions of $146,037.
(b)	Maximum public offering price per share for Class A Shares is $10.70. At redemption, Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Statement of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $149)	$5,401
Interest	3,368
Total investment income	8,769

Expenses:
Amortization of offering costs	180,337
Printing and mailing costs	36,610
Professional fees	35,938
Custody, accounting and administrative services	30,893
Registration fees	23,741
Trustee fees	7,498
Management fees	6,835
Transfer Agent fees(a)	638
Distribution and Service fees(a)	92
Other	1,611
Total expenses	324,193
Less — expense reductions	(319,077)
Net expenses	5,116
NET INVESTMENT INCOME	3,653

Realized and unrealized gain (loss):
Capital gain distributions from Affiliated Underlying Funds	2,771
Net realized gain (loss) from:
Investments — unaffiliated issuers	127
Investments — affiliated issuers	(1)
Swap contracts	38,069
Foreign currency transactions	(12)
Net change in unrealized gain on:
Investments — unaffiliated issuers	19,135
Investments — affiliated issuers	17,785
Swap contracts	30,513
Foreign currency transactions	3
Net realized and unrealized gain	108,390
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,043

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

Distribution and Service Fees			Transfer Agent Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Class IR	Class R
$17	$50	$25	$12	$9	$599	$9	$9

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Period Ended October 31, 2012(a)
From operations:
Net investment income	$3,653	$1,917
Net realized gain (loss)	40,954	(2,689)
Net change in unrealized gain (loss)	67,436	(11,917)
Net increase (decrease) in net assets resulting from operations	112,043	(12,689)

Distributions to shareholders:
From net investment income
Institutional Shares	(3,954)	—
Class IR Shares	(10)	—
Total distributions to shareholders	(3,964)	—

From share transactions:
Proceeds from sales of shares	55,434	3,000,097
Reinvestment of distributions	3,964	—
Cost of shares redeemed	(107)	(92)
Net increase in net assets resulting from share transactions	59,291	3,000,005
TOTAL INCREASE	167,370	2,987,316

Net assets:
Beginning of period	2,987,316	—
End of period	$3,154,686	$2,987,316
Distributions in excess of net investment income	$(1,011)	$(700)

(a)	Commenced operations on September 28, 2012.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2013 - A	$9.95	$—	(f)	$0.35	$0.35	$—
2013 - C	9.95	(0.04)		0.35	0.31	—
2013 - Institutional	9.96	0.01		0.35	0.36	(0.01)
2013 - IR	9.96	—	(f)	0.36	0.36	(0.01)
2013 - R	9.95	(0.02)		0.36	0.34	—

FOR THE PERIOD ENDED OCTOBER 31,
2012 - A (Commenced September 28, 2012)	10.00	—	(f)	(0.05)	(0.05)	—
2012 - C (Commenced September 28, 2012)	10.00	—	(f)	(0.05)	(0.05)	—
2012 - Institutional (Commenced September 28, 2012)	10.00	0.01		(0.05)	(0.04)	—
2012 - IR (Commenced September 28, 2012)	10.00	0.01		(0.05)	(0.04)	—
2012 - R (Commenced September 28, 2012)	10.00	—	(f)	(0.05)	(0.05)	—
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Amount is less than $0.005 per share.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)(d)	Ratio of total expenses to average net assets(c)(d)	Ratio of net investment income (loss) to average net assets(c)	Portfolio turnover rate(e)

$10.30	3.55%	$18	0.72%	15.97%	(0.04)%	2%
10.26	3.12	10	1.47	16.53	(0.89)	2
10.31	3.65	3,106	0.33	15.34	0.25	2
10.31	3.61	10	0.47	15.51	0.09	2
10.29	3.42	10	0.97	16.02	(0.39)	2

9.95	(0.50)	10	0.73	22.73	0.37	1
9.95	(0.50)	10	1.47	23.46	(0.37)	1
9.96	(0.40)	2,948	0.34	22.33	0.77	1
9.96	(0.40)	10	0.52	22.49	0.60	1
9.95	(0.50)	10	0.99	22.98	0.12	1

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Retirement Portfolio Completion Fund (the “Fund”) is a non-diversified fund and currently offers five classes of shares: Class A, Class C, Institutional, Class IR and Class R. The Fund commenced operations on September 28, 2012.

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in United States (“U.S.”) real estate investments trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments are made or received upon entering into a swap agreement and are reflected as a receivable from or payable to the counterparty in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting interest rate swaps whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Offering Costs — Offering costs paid in connection with the offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2013:

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$612,224	$3,502		$—
Other	7,293	70,144	(a)	—
Fixed Income
U.S. Treasury Obligations	631,566	—		—
Investment Company	627,193	—		—
Short-term Investments	615,913	300,000		—
Total	$2,494,189	$373,646		$—

Derivative Type	Level 1	Level 2		Level 3
Assets(b)
Credit Default Swap Contracts	$—	$31,251		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain/loss at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of April 30, 2013. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risk below. The value in the table below excludes the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore is not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets
Credit	Receivable for unrealized gain on swap contracts	$31,251

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2013. These gains (losses) should be considered in the context that these derivative contracts may have been executed to economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$38,069	$30,513	2

(a)	Average number of contracts is based on the average of month end balances for the period ended April 30, 2013.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended April 30, 2013, contractual and effective net management fee with GSAM was at the following rates:

Contractual Management Fee Rate						Effective Net Management Fee Rate*
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
0.45%	0.41%	0.38%	0.37%	0.36%	0.45%	0.23%

*	GSAM agreed to waive a portion of its management fee in order to achieve the effective net management fee rate shown above through at least February 28, 2014. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. Where the application of the above contractual management fee breakpoint schedule would result in a lower management fee rate, the breakpoint schedule will be applied to the Fund’s assets.

B.  Distribution and Service Plans — The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on the Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class C	Class R*
Distribution Plan	0.25%	0.75%	0.50%
Service Plan	—	0.25	—

*	With respect to Class A and Class R Shares, the Distributor, at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2013, Goldman Sachs did not retain any portion of the sales charges nor CDSC for this fund.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.19% of the average daily net assets of Class A, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets of Institutional Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Fund (excluding transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund are 0.064%. These Other Expense reimbursements will remain in place through at least February 28, 2014, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and is received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2013, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waivers	Custody Fee Credits	Other Expense Reimbursements	Total Expense Reductions
$3,335	$87	$315,655	$319,077

As of April 30, 2013, the amounts owed to affiliates of the Fund were as follows:

Management Fee	Distribution And Service Fees	Transfer Agent Fees	Total
$585	$16	$108	$709

F.  Other Transactions with Affiliates — For the six months ended April 30, 2013, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, including future transactions executed with Goldman Sachs as Futures Commission Merchant, on behalf of the Fund.

As of April 30, 2013, Goldman Sachs Group, Inc. (“GSG”) was the beneficial owner of 5% or more of outstanding Shares of the following Classes:

Class A	Class C	Institutional	Class IR	Class R
56%	100%	98%	100%	100%

The Fund invests in the Institutional Shares of the Goldman Sachs Absolute Return Tracker Fund. This Underlying Fund is considered to be affiliated with the Fund. The table below shows the transactions and earnings from investments in this affiliated Fund for the six months ended April 30, 2013:

Underlying Fund	Market Value 10/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Market Value 4/30/2013
Absolute Return Tracker Fund	$590,085	$19,482	$(158)	$(1)	$17,785	$627,193

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2013, were $125,825 and $37,817, respectively. Included in these amounts are the cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations in the amount of $55,070 and $21,647, respectively.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2012, the Fund’s capital loss carryforwards was as follows:

Capital loss carryforwards: Perpetual Short-term	$(8)

As of April 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$2,845,094
Gross unrealized gain	52,680
Gross unrealized loss	(29,939)
Net unrealized security gain	$22,741

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to differences in the tax treatment of swap transactions and passive foreign investment company investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year, as applicable), and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

8. OTHER RISKS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and State law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

New Accounting Pronouncement — In December 2011, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. At this time, GSAM is evaluating the implications of these changes on the financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Other than the item discussed below, GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Line of Credit Facility — Effective May 8, 2013, the Fund began participating in a $780,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Fund and Other Borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $1,120,000,000. This facility is to be used solely for temporary or emergency purposes, which may include the funding of redemptions. The interest rate on borrowings is based on the federal funds rate.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Period Ended October 31, 2012(a)
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	784	$7,984	1,000	$10,000
Shares redeemed	(11)	(107)	—	—
	773	7,877	1,000	10,000
Class C Shares
Shares sold	—	—	1,000	10,000
	—	—	1,000	10,000
Institutional Shares
Shares sold	4,681	47,450	296,001	2,960,015
Reinvestment of distributions	393	3,954	—	—
Shares redeemed	—	—	(1)	(10)
	5,074	51,404	296,000	2,960,005
Class IR Shares
Shares sold	—	—	1,000	10,000
Reinvestment of distributions	1	10	—	—
	1	10	1,000	10,000
Class R Shares
Shares sold	—	—	1,000	10,000
	—	—	1,000	10,000
NET INCREASE	5,848	$59,291	300,000	$3,000,005
(a) Commenced operations on September 28, 2012.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Fund Expenses — Six Month Period Ended April 30, 2013 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Class IR or Class R Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Class IR or Class R Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retirement Portfolio Completion Fund
Share Class	Beginning Account Value 11/1/12	Ending Account Value 4/30/13		Expenses Paid for the 6 months ended 4/30/13*
Class A
Actual	$1,000.00	$1,035.50		$3.63
Hypothetical 5% return	1,000.00	1,021.22	+	3.61
Class C
Actual	1,000.00	1,031.20		7.40
Hypothetical 5% return	1,000.00	1,017.50	+	7.35
Institutional
Actual	1,000.00	1,036.50		1.67
Hypothetical 5% return	1,000.00	1,023.16	+	1.66
Class IR
Actual	1,000.00	1,034.20		4.89
Hypothetical 5% return	1,000.00	1,019.98	+	4.86
Class R
Actual	1,000.00	1,036.10		2.37
Hypothetical 5% return	1,000.00	1,022.46	+	2.36

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended April 30, 2013. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Class IR	Class R
Retirement Portfolio Completion	0.72%	1.47%	0.33%	0.47%	0.97%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $748.1 billion in assets under management as of March 31, 2013, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, L.P. and its Investment Advisory Affiliates.

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund[2]
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund
■	World Bond Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund

Corporate Credit

■	Credit Strategies Fund

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund[3]

Structured Equity

■	Structured Tax-Managed Equity Fund
■	Structured International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights4

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Concentrated International Equity Fund
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund
■	China Equity Fund

Select Satellite5

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Retirement Portfolio Completion Fund
■	Income Strategies Portfolio

Total Portfolio Solutions5

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective at the close of business on July 27, 2012, the Goldman Sachs Ultra-Short Duration Government Fund was renamed the Goldman Sachs High Quality Floating Rate Fund.
[3]	Effective at the close of business on June 29, 2012, the Goldman Sachs Balanced Fund was renamed the Goldman Sachs Income Builder Fund.
[4]	Effective at the close of business May 3, 2013, the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value, Structured U.S. Equity, Structured Emerging Markets Equity, Structured International Equity and Structured International Small Cap Funds were renamed the Goldman Sachs Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights, U.S. Equity Insights, Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds respectively.
[5]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Caroline Kraus, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Holdings and allocations shown are as of April 30, 2013 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2013 Goldman Sachs. All rights reserved. 102249.MF.MED.TMPL/6/2013 RETCOMSAR13 / 200

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 20, 2013

By:	/s/ George F. Travers
George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	June 20, 2013